Share capital - Shares issued (Details) - GBP (£) £ / shares in Units, £ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share capital	£ 65,385	£ 62,851
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	130,769,846	125,702,396
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Share capital	£ 65,385	£ 62,851